Cover Document	May 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2020
Entity Registrant Name	EQUITY LIFESTYLE PROPERTIES INC
Entity Incorporation, State or Country Code	MD
Entity File Number	1-11718
Entity Tax Identification Number	36-3857664
Entity Address, Street	Two North Riverside Plaza
City	Chicago,
Entity Address, State	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	279-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of each class	Common Stock, $0.01 Par Value
Trading Symbol	ELS
Name of each exchange on which registered	NYSE
Entity Central Index Key	0000895417
Amendment Flag	false
Current Fiscal Year End Date	--12-31